Income tax - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Net deferred tax assets (liabilities)	$ 0	$ 0
Deferred financing costs [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	12,952	0
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	3,963	0
Right-of-use asset [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	22	55
Operating losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,462	0
Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	12	0
Mineral properties, plant and equipment
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(17,330)	0
Asset retirement provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(2,046)	0
Lease liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(19)	(55)
Other [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	$ (16)	$ 0